Summary of principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of principal accounting policies
Schedule of estimated useful lives of property and equipment

Estimated useful lives
Leasehold improvements	Lesser of the lease term or their estimated useful lives
Computers and office equipment	3-5 years
Software	Lesser of 5 years or the contracted term of use
Vehicles	4 years

Schedule of allocation of share-based compensation
	Years ended December 31,
	2011	2012	2013
Includes share-based compensation related to:
Cost of services	$203,626	$255,315	$289,921
Product development expenses	814,185	498,500	360,852
Sales and marketing expenses	63,387	68,978	31,938
General and administrative expenses	915,555	1,383,687	1,459,734

	$1,996,753	$2,206,480	$2,142,445